SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL
18.	SHARE CAPITAL

The Company has 50,000,000,000,000 ordinary shares authorized with par value of $0.00002 per share.

As of January 1, 2009, the Company had 650,034,590 ordinary shares issued and outstanding.

In 2009, the Company issued 121,455 ordinary shares upon the vesting of nonvested shares.

On September 2006 the Group obtained the approval from its shareholders to repurchase up to $40 million of the Group’s outstanding ADSs. Subsequently on September 29, 2008, the Group’s Board of Directors approved to repurchase additional ADSs, as part of the 2006 share repurchase plan. In December 2009, the Group purchased 61,200 ADSs representing 918,000 ordinary shares from existing shareholders at $0.21 per ordinary share. The repurchase was accounted for as treasury stock and recorded at cost. The respective 61,200 ADSs were subsequently cancelled by the Group on March 26, 2010.

On February 10, 2010, the Company issued 65,934,066 ordinary shares for the acquisition of Citylead (Note 3). On September 8, 2010, the Company issued 78,814,628 ordinary shares for the conversion of the Convertible Notes (Note 15). In addition, the Company also issued 16,454 ordinary shares upon the vesting of nonvested shares in 2010.

As of December 31, 2011, the Company had 794,003,193 ordinary shares issued and outstanding.